Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value of swaps at inception	$ 0
Fair value adjustment	1,600,000	2,300,000	12,500,000
Amount of collateral posted with third party	33,900,000	54,600,000
Aggregate fair value of derivative financial instruments in liability position	25,200,000	44,100,000
Interest rate lock commitments on residential mortgages, fair value adjustments	(728,000)	847,000
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional	21,200,000	30,100,000
Swap contract termination fees	1,400,000	2,200,000	14,600,000
Interest Rate Floor [Member]
Derivatives, Fair Value [Line Items]
Notional	15,200,000	15,900,000
Fair value adjustment	0	0	0
Number of interest rate caps	2
Residential Mortgage [Member]
Derivatives, Fair Value [Line Items]
Interest rate lock commitments on residential mortgages, fair value adjustments	(728,000)	847,000	0
Residential Mortgage [Member] | Held-for-Sale Pipeline [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 12,800,000	$ 90,100,000
Minimum [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Aug. 01, 2014
Maximum [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Aug. 01, 2022